employee benefits expense (Tables)	12 Months Ended
Dec. 31, 2022
employee benefits expense
Schedule of employee benefits expense

Years ended December 31 (millions)	Note	2022	2021
Employee benefits expense – gross
Wages and salaries [1]		$4,800	$4,118
Share-based compensation [2]	14	194	236
Pensions – defined benefit	15(a)	101	113
Pensions – defined contribution	15(f)	120	106
Restructuring costs [2]	16(a)	81	79
Employee health and other benefits		257	227
		5,553	4,879
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(92)	(91)
Amortized		83	66
Contract fulfilment costs	20
Capitalized		(11)	(2)
Amortized		2	5
Property, plant and equipment		(379)	(362)
Intangible assets subject to amortization		(257)	(226)
		(654)	(610)
		$4,899	$4,269

1	For the year ended December 31, 2021, wages and salaries are net of Canada Emergency Wage Subsidy program amounts.
2	For the year ended December 31, 2022, $7 (2021 – $8) of share-based compensation in the digitally-led customer experiences segment was included in restructuring costs.